Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-14668
Entity Registrant Name	ENERGY CO OF PARANA
Entity Central Index Key	0001041792
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Rua José Izidoro Biazetto, 158 – bloco A
Entity Address, City or Town	Curitiba, Paraná
Entity Address, Country	BR
Entity Address, Postal Zip Code	81200-240
Title of 12(b) Security	American Depositary Shares
Trading Symbol	ELP
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,297,723,500
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1351	1045
Auditor Name	PwC PricewaterhouseCoopers Auditores Independentes Ltda.	Deloitte Touche Tohmatsu Auditores Independentes Ltda.
Auditor Location	Curitiba, Brasil	Curitiba, Brasil
Class A Preferred Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,128,000
Class B Preferred Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,676,260,690
Special Class Preferred Share [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua José Izidoro Biazetto, 158 – bloco A
Entity Address, City or Town	Curitiba, Paraná
Entity Address, Country	BR
Entity Address, Postal Zip Code	81200-240
Contact Personnel Name	Daniel Pimentel Slaviero
Contact Personnel Fax Number	55 41 3331 4011
Contact Personnel Email Address	ri@copel.com